Basis of preparation - Narrative (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 217,720	SFr 207,445
Net operating loss (NOL)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 217,720	SFr 207,445